Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019	Jun. 25, 2018
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 47.9	$ 42.4	$ 11.7